Restricted Net Assets and Parent Company Only Condensed Financial Information - Condensed Statements of Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure Of Financial Information [Line Items]
Administrative expenses	¥ (122,445)	$ (19,205)	¥ (47,720)	¥ (9,713)
Operating loss	(631,400)	(99,038)	(197,763)	(110,241)
Finance income/(costs)-net	578	91	(2,176)	1,013
Fair value loss of financial instruments with preferred rights	(674,269)	(105,756)	(579,286)	(59,397)
Loss before income tax	(1,305,127)	(204,703)	(779,225)	(168,625)
Income tax expense	(1,697)	(266)
Net loss	(1,306,824)	(204,969)	(779,225)	(168,625)
Parent
Disclosure Of Financial Information [Line Items]
Administrative expenses	(43,710)	(6,856)	(29,540)	(23)
Operating loss	(43,710)	(6,856)	(29,540)	(23)
Finance income/(costs)-net			(2,758)	335
Fair value loss of financial instruments with preferred rights	(674,269)	(105,756)	(579,286)	(59,397)
Loss before income tax	(717,979)	(112,612)	(611,584)	(59,085)
Net loss	¥ (717,979)	$ (112,612)	¥ (611,584)	¥ (59,085)